Consolidated Statements of Comprehensive Income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net income	€ 5,624.2	€ 5,883.2	€ 3,553.7
Other comprehensive income:
Proportionate share of OCI from equity method investments	37.7	22.0	(1.3)
Foreign currency translation, net of taxes:
Gain (loss) on foreign currency translation	66.0	93.3	(73.8)
Financial instruments, net of taxes:
Gain (loss) on derivative financial instruments	57.6	16.6	(21.0)
Transfers to net income	(66.5)	22.2	(2.3)
Other comprehensive income, net of taxes	94.8	154.1	(98.4)
Total comprehensive income, net of taxes	5,719.0	6,037.3	3,455.3
Total comprehensive income	€ 5,719.0	€ 6,037.3	€ 3,455.3